Earnings Per Common Share - Reconciliation of Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income (loss) for basic and diluted earnings per share
Net income (loss) for basic and diluted earnings per share	$ 105,702	$ 20,227	$ (671,983)
Common shares
Weighted-average number of shares outstanding, basic (in shares)	38,074	16,096	9,484
Effect of dilutive securities (in shares)	218	183	0
Weighted-average number of shares outstanding, diluted (in shares)	38,292	16,279	9,484
Income (loss) per common share, basic (in usd per share)	$ 2.78	$ 1.26	$ (70.85)
Income (loss) per common share, diluted (in usd per share)	$ 2.76	$ 1.24	$ (70.85)